Note 3 - Corporate Information and Group Composition - Gain (Loss) on Trading Securities (Details) - USD ($) $ in Thousands	12 Months Ended			60 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022
Statement Line Items [Line Items]
Net gain (loss) on investment portfolio	$ 15,946	$ (4,944)	$ 13,033	$ 31,000
Listed equity instruments [member[
Statement Line Items [Line Items]
Realized net gain (loss)	(18,375)	(11,201)	12,910
Change in unrealized net gain (loss)	34,321	(11,696)	0
Short position in listed equity instruments [member]
Statement Line Items [Line Items]
Realized net gain (loss)	0	17,123	0
Change in unrealized net gain (loss)	0	0	0
Equity derivatives [member]
Statement Line Items [Line Items]
Realized net gain (loss)	0	830	10
Change in unrealized net gain (loss)	$ 0	$ 0	$ 113